Contingent Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Nov. 08, 2018
Universitair Medisch Centrum Utrecht
Contingent Liabilities
Disputed amount	€ 1,300	€ 880
State of Mecklenburg-Western Pomerania ("MVP")
Contingent Liabilities
Disputed amount	2,300
Amounts received on invoices	€ 2,300